Intangible Assets - Other - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 5,280	$ 4,360	$ 6,127
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,993	9,347
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(6,713)	(4,987)
Information Technology Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,449	2,160	3,303
Information Technology Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,055	4,850
Information Technology Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,606)	(2,690)
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,831	2,200	$ 2,824
Other Intangible Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,938	4,497
Other Intangible Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ (3,107)	$ (2,297)